This
submission is being made solely to obtain series identifiers for the following classes that were registered on Form N-1A filed April
15, 2004 to the Oppeheimer Principal Protected Trust IV, a registrant that was in existence prior to February 6, 2006.

1)       Class A
2)       Class B
3)       Class C
4)       Class N